Restatement - Restatements on the Consolidated Financial Statements as Previously Reported (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2022
Restatement
Other receivables and prepayments	$ 222				$ 205
Total assets	70,346	$ 90,130			69,686
Additional paid-in-capital	135,643				135,674
Total TROOPS, Inc. shareholders' equity	62,524				62,204
Total shareholders' equity	62,524	70,627	$ 119,765		62,204
Shares issued for compensation plan	263	680
Restatement
Restatement
Other receivables and prepayments			5,904
Total assets			139,717
Additional paid-in-capital			116,943
Total TROOPS, Inc. shareholders' equity			119,569
Total shareholders' equity			119,765
Previously Reported
Restatement
Other receivables and prepayments			6,765
Total assets			140,578
Additional paid-in-capital			117,804
Total TROOPS, Inc. shareholders' equity			120,430
Total shareholders' equity			120,626
Discontinued Operation
Restatement
Other receivables and prepayments		37
Additional Paid-in Capital
Restatement
Total shareholders' equity	135,643	135,347	116,943		$ 135,674
Shares issued for compensation plan	$ 262	$ 679
Additional Paid-in Capital | Restatement
Restatement
Total shareholders' equity			116,943	$ 115,187
Shares issued for compensation plan			600	526
Additional Paid-in Capital | Previously Reported
Restatement
Total shareholders' equity			$ 117,804	116,648
Shares issued for compensation plan				$ 1,987